UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08297
                                                     ---------

                             Oppenheimer MidCap Fund
                             -----------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 07/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS--98.5%
CONSUMER DISCRETIONARY--16.8%
DIVERSIFIED CONSUMER SERVICES--1.1%
New Oriental Education & Technology Group, Inc.,
   Sponsored ADR(1)                                       117,600   $  8,232,000
HOTELS, RESTAURANTS & LEISURE--4.5%
Burger King Holdings, Inc.                                722,200     19,376,626
Las Vegas Sands Corp.(1)                                  334,700     15,235,544
                                                                    ------------
                                                                      34,612,170
                                                                    ------------
INTERNET & CATALOG RETAIL--0.7%
Liberty Media Corp.-Interactive, Series A(1)              401,100      5,627,433
MEDIA--6.9%
Cablevision Systems Corp. New York Group, Cl. A(1)        496,000     12,042,880
Focus Media Holding Ltd., ADR(1)                          567,000     16,845,570
Liberty Global, Inc., Series C(1)                         617,100     16,908,540
Liberty Media Corp.-Entertainment, Series A(1)            307,000      7,558,340
                                                                    ------------
                                                                      53,355,330
                                                                    ------------
SPECIALTY RETAIL--2.4%
Abercrombie & Fitch Co., Cl. A                            207,300     11,447,106
GameStop Corp., Cl. A(1)                                  187,900      7,611,829
                                                                    ------------
                                                                      19,058,935
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Polo Ralph Lauren Corp., Cl. A                            161,400      9,550,038
CONSUMER STAPLES--1.2%
BEVERAGES--1.2%
Central European Distribution Corp.(1)                    129,400      9,441,024
ENERGY--11.0%
ENERGY EQUIPMENT & SERVICES--5.9%
Cameron International Corp.(1)                            435,700     20,809,032
Dresser-Rand Group, Inc.(1)                               337,200     12,847,320
IHS, Inc., Cl. A(1)                                       192,500     11,979,275
                                                                    ------------
                                                                      45,635,627
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS--5.1%
Cabot Oil & Gas Corp., Cl. A                              114,700      5,047,947
Petrohawk Energy Corp.(1)                                 382,500     12,744,900
Range Resources Corp.                                     308,200     14,966,192
SandRidge Energy, Inc.(1)                                 147,910      7,231,320
                                                                    ------------
                                                                      39,990,359
                                                                    ------------
FINANCIALS--10.0%
CAPITAL MARKETS--3.7%
Affiliated Managers Group, Inc.(1)                        176,500     15,249,600
Fortress Investment Group LLC, Cl. A                      474,290      5,625,079
Lazard Ltd., Cl. A                                        202,000      8,243,620
                                                                    ------------
                                                                      29,118,299
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES--3.2%
IntercontinentalExchange, Inc.(1)                          82,200      8,203,560


                           1 | OPPENHEIMER MIDCAP FUND

OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                         SHARES         VALUE
                                                       ----------   ------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
MSCI, Inc., Cl. A(1)                                      547,760   $ 16,295,860
                                                                    ------------
                                                                      24,499,420
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--2.0%
Boston Properties, Inc.                                   159,500     15,342,305
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.1%
Jones Lang LaSalle, Inc.                                  178,000      8,479,920
HEALTH CARE--15.4%
HEALTH CARE EQUIPMENT & SUPPLIES--5.7%
Bard (C.R.), Inc.                                         212,200     19,700,648
Edwards Lifesciences Corp.(1)                              91,600      5,741,488
IDEXX Laboratories, Inc.(1)                               346,100     18,516,350
                                                                    ------------
                                                                      43,958,486
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES--3.0%
Coventry Health Care, Inc.(1)                             153,525      5,430,179
Healthways, Inc.(1)                                        82,300      2,091,243
Schein (Henry), Inc.(1)                                   300,600     16,100,136
                                                                    ------------
                                                                      23,621,558
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES--5.1%
Covance, Inc.(1)                                          254,500     23,363,100
Illumina, Inc.(1)                                          73,100      6,815,844
Waters Corp.(1)                                           137,500      9,341,750
                                                                    ------------
                                                                      39,520,694
                                                                    ------------
PHARMACEUTICALS--1.6%
Shire Ltd., ADR                                           254,300     12,801,462
INDUSTRIALS--16.2%
AEROSPACE & DEFENSE--4.2%
Alliant Techsystems, Inc.(1)                               74,800      7,404,452
BE Aerospace, Inc.(1)                                     143,800      3,692,784
Curtiss-Wright Corp.                                      174,900      9,206,736
Rockwell Collins, Inc.                                    156,100      7,756,609
Spirit Aerosystems Holdings, Inc., Cl. A(1)               210,200      4,552,932
                                                                    ------------
                                                                      32,613,513
                                                                    ------------
AIR FREIGHT & LOGISTICS--1.5%
C.H. Robinson Worldwide, Inc.                             133,300      6,425,060
Expeditors International of Washington, Inc.              155,300      5,514,703
                                                                    ------------
                                                                      11,939,763
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES--5.8%
Clean Harbors, Inc.(1)                                     83,800      6,539,752
EnergySolutions, Inc.                                     814,900     16,713,599
FTI Consulting, Inc.(1)                                    95,200      6,774,432
Stericycle, Inc.(1)                                       254,500     15,206,375
                                                                    ------------
                                                                      45,234,158
                                                                    ------------
CONSTRUCTION & ENGINEERING--2.3%
Foster Wheeler Ltd.(1)                                    121,900      6,920,263


                           2 | OPPENHEIMER MIDCAP FUND

OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                         SHARES         VALUE
                                                       ----------   ------------
CONSTRUCTION & ENGINEERING CONTINUED
Quanta Services, Inc.(1)                                  362,200   $ 11,184,736
                                                                    ------------
                                                                      18,104,999
                                                                    ------------
INDUSTRIAL CONGLOMERATES--1.4%
McDermott International, Inc.(1)                          220,300     10,501,701
TRADING COMPANIES & DISTRIBUTORS--1.0%
Fastenal Co.                                              155,400      7,592,844
INFORMATION TECHNOLOGY--22.0%
COMPUTERS & PERIPHERALS--0.8%
NetApp, Inc.(1)                                           229,600      5,866,280
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.1%
Amphenol Corp., Cl. A                                     356,500     16,994,355
Trimble Navigation Ltd.(1)                                452,700     15,029,640
                                                                    ------------
                                                                      32,023,995
                                                                    ------------
INTERNET SOFTWARE & SERVICES--1.4%
Equinix, Inc.(1)                                           62,900      5,117,544
Omniture, Inc.(1)                                         346,700      6,015,245
                                                                    ------------
                                                                      11,132,789
                                                                    ------------
IT SERVICES--5.7%
Affiliated Computer Services, Inc., Cl. A(1)               30,400      1,465,280
Cognizant Technology Solutions Corp.(1)                   647,400     18,172,518
SAIC, Inc.(1)                                             936,400     17,688,596
VeriFone Holdings, Inc.(1)                                490,700      7,340,872
                                                                    ------------
                                                                      44,667,266
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
ASML Holding NV                                           251,000      5,720,290
NVIDIA Corp.(1)                                           452,400      5,175,456
                                                                    ------------
                                                                      10,895,746
                                                                    ------------
SOFTWARE--8.6%
Ansys, Inc.(1)                                            293,400     13,461,192
Autodesk, Inc.(1)                                         472,300     15,061,647
FactSet Research Systems, Inc.                            252,150     14,541,491
Macrovision Solutions Corp.(1)                            537,805      8,174,636
Salesforce.com, Inc.(1)                                    96,700      6,168,493
Take-Two Interactive Software, Inc.(1)                    413,800      9,434,640
                                                                    ------------
                                                                      66,842,099
                                                                    ------------
MATERIALS--1.5%
CHEMICALS--1.1%
Intrepid Potash, Inc.(1)                                   61,130      3,380,489
Lubrizol Corp. (The)                                      102,200      5,089,560
                                                                    ------------
                                                                       8,470,049
                                                                    ------------
METALS & MINING--0.4%
Titanium Metals Corp.                                     293,600      3,305,936
TELECOMMUNICATION SERVICES--2.6%
WIRELESS TELECOMMUNICATION SERVICES--2.6%
Crown Castle International Corp.(1)                       520,500     19,883,100


                           3 | OPPENHEIMER MIDCAP FUND

OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                         SHARES         VALUE
                                                       ----------   ------------
UTILITIES--1.8%
GAS UTILITIES--1.8%
Questar Corp.                                             267,700   $ 14,155,976
                                                                    ------------
Total Common Stocks (Cost $807,145,144)                              766,075,274
                                                                    ------------
INVESTMENT COMPANY--1.3%
Oppenheimer Institutional Money Market Fund, Cl. E,
   2.67% (2, 3) (Cost $10,036,214)                     10,036,214     10,036,214
                                                                    ------------
TOTAL INVESTMENTS, AT VALUE (COST $817,181,358)              99.8%   776,111,488
                                                                    ------------
OTHER ASSETS NET OF LIABILITIES                               0.2      1,272,756
                                                       ----------   ------------
NET ASSETS                                                  100.0%  $777,384,244
                                                       ==========   ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS         GROSS          SHARES
                                                     OCTOBER 31, 2007    ADDITIONS     REDUCTIONS   JULY 31, 2008
                                                     ----------------   -----------   -----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E       3,338,314      268,754,329   262,056,429     10,036,214

                                                                   DIVIDEND
                                                        VALUE       INCOME
                                                     -----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $10,036,214   $397,098

(3.) Rate shown is the 7-day yield as of July 31, 2008.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.


                           4 | OPPENHEIMER MIDCAP FUND

OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 818,781,313
                                 =============
Gross unrealized appreciation    $  65,183,192
Gross unrealized depreciation     (107,853,017)
                                 -------------
Net unrealized depreciation      $ (42,669,825)
                                 =============

                           5 | OPPENHEIMER MIDCAP FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer MidCap Fund


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 09/12/2008